Share-based payments (Narrative) (Details) - GBP (£) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 2,000,000	£ 0
Share price	£ 2.08	£ 1.74
Share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	. SVP awards are granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of Barclays PLC shares which vest or are considered for release over a period of three, five or seven years. Participants do not pay to receive an award or to receive a release of shares. The grantor may also make a dividend equivalent payment to participants on release of a SVP award. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.
Deferred share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The terms of the DSVP are materially the same as the terms of the SVP as described above, save that executive Directors are not eligible to participate in the DSVP and the DSVP operates over market purchase shares only.
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	In addition to the SVP and DSVP, the Group operates a number of other schemes including schemes operated by, and settled in, the shares of subsidiary undertakings, none of which is individually or in aggregate material in relation to the charge for the year or the dilutive effect of outstanding share options.
Employee benefit and other trusts [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of Barclays shares held	9.9	6.6
Total market value of the shares held in trust	£ 20,100,000	£ 14,700,000
Share price	£ 2.03	£ 2.23